Equity (Details) - Share Capital - $ / shares						1 Months Ended		12 Months Ended
	Aug. 26, 2022	Aug. 25, 2022	Aug. 16, 2022	Jun. 04, 2021	Jan. 11, 2021	Aug. 31, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2021
Equity [Abstract]
Ordinary shares, par value (in dollars per share)								$ 0.10		$ 0.05
Authorized share capital [Abstract]
Authorized shares: Balance at the start of the year (in shares)							180,000,000	180,000,000	119,326,923
Stock authorized during period (in shares)		35,000,000	40,000,000	35,000,000	25,673,077
Authorized shares: Balance at the end of the year (in shares)								255,000,000	180,000,000
Shares Issued
Issued : Balance at the start of the year (in shares)							137,218,175	137,218,175	110,159,352
Issue of common shares (in shares)						76,363,071	13,333,333	92,046,404
Shares cancelled (in shares)	(981)
Issued : Balance at the end of the year (in shares)								229,263,598	137,218,175
Treasury shares held by company (in shares)								315,511	406,333
Outstanding shares (in shares)								228,948,087	136,811,842